DECHERT, PRICE & RHOADS
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006




                                 April 28, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         RE:      FBR Family of Funds
                  File Nos. 333-05675/811-07665

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the FBR Family of Funds (the "Registrant") do not differ from those contained in Post-Effective Amendment No. 3 (the "Amendment") to the Registration Statement on Form N-1A of the Registrant. The Amendment was filed electronically on April 17, 1998 and became effective on April 18, 1998.

         Any comments should be directed to me at (202) 261-3409 or Neil Patel at (202) 261-3393.

                              Very truly yours,



                              /s/ William J. Kotapish

Enclosures

cc:      C. Eric Brugel
         Frank J. Maresca
         Paul F. Roye